Results from continuing operations (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Financial Statements, Captions [Line Items]
Net loss	€ (64,329)	€ (115,042)	€ (54,968)	€ (165,643)
Net loss from continuing operations	(64,329)	(116,986)	(77,159)	(169,244)
Operating loss	(46,750)	(88,173)	(97,548)	(134,391)
Operating Loss			(97,600)
Research and development expenditure	138,866	147,448	268,826	262,901
G&A and S&M expenses			106,000	88,700
Fair value re-measurement of warrants	€ 858	€ (589)	2,828	(21,118)
Net other financial income (loss)			17,100	(13,000)
Net change in (fair) value of current financial investments			5,833	12,484
Effect of exchange rate differences on cash and cash equivalents			22,121	(617)
Increase (decrease) in personnel costs related to research and development			11,700
Personnel cost (R&D)			94,200	82,500
Increase (decrease) in personnel costs related to general and administrative			15,300
Personnel cost related to general and administrative			64,400	49,100
Effect of discounting long term deferred income			4,800	8,700
Foreign exchange gain (loss)			33,400	5,500
Changes in (fair) value of current financial investments			(5,800)	(12,500)
Fair value loss of financial assets held			2,900	400
Gilead | Warrant B
Condensed Financial Statements, Captions [Line Items]
Fair value re-measurement of warrants			€ 2,828	€ (21,118)